Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current, U.S. federal	$ 64,698	$ 55,026	$ 48,577
Current, U.S. state and local	9,927	8,104	7,285
Current, Foreign	393	397	597
Deferred, U.S. federal, state and local	(6,712)	6,323	6,970
Deferred, Foreign	5	2	8
Total	$ 68,311	$ 69,852	$ 63,437